SIDLEY AUSTIN LLP 60 STATE STREET 36TH FLOOR BOSTON, MA 02109 +1 617 223 0300 +1 617 223 0301 FAX

AMERICA ● ASIA PACIFIC ● EUROPE

December 19, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Each Registrant listed on Appendix A

Ladies and Gentlemen:

On behalf of each registrant listed on Appendix A, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of each of the funds listed in Appendix A (the “Funds”), as applicable, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on November 27, 2019 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (617) 223-0373.

Very truly yours,

/s/ Louisa Kiu
Louisa Kiu

Enclosures

cc:	Janey Ahn
Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

Appendix A

Names of Registrants and Funds	File Numbers
BlackRock Advantage Global Fund, Inc.	File No. 033-53399 and File No. 811-07171

BlackRock Advantage U.S. Total Market Fund, Inc.	File No. 002-60836 and File No. 811-02809

BlackRock California Municipal Series Trust	File No. 002-96581 and File No. 811-04264
BlackRock California Municipal Opportunities Fund

BlackRock Emerging Markets Fund, Inc.	File No. 033-28248 and File No. 811-05723

BlackRock FundsSM	File No. 033-26305 and File No. 811-05742
BlackRock Advantage International Fund
BlackRock Advantage Large Cap Growth Fund
BlackRock Advantage Small Cap Growth Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Exchange Portfolio
BlackRock High Equity Income Fund
BlackRock International Dividend Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Money Market Portfolio
BlackRock Real Estate Securities Fund
BlackRock Tactical Opportunities Fund
BlackRock Technology Opportunities Fund

BlackRock Funds II	File No. 333-142592 and File No. 811-22061
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
BlackRock LifePath® Smart Beta 2025 Fund
BlackRock LifePath® Smart Beta 2030 Fund
BlackRock LifePath® Smart Beta 2035 Fund
BlackRock LifePath® Smart Beta 2040 Fund
BlackRock LifePath® Smart Beta 2045 Fund
BlackRock LifePath® Smart Beta 2050 Fund
BlackRock LifePath® Smart Beta Retirement Fund
BlackRock Managed Income Fund

BlackRock Funds III	File No. 033-54126 and File No. 811-07332
BlackRock LifePath® Index 2025 Fund
BlackRock LifePath® Index 2030 Fund
BlackRock LifePath® Index 2035 Fund
BlackRock LifePath® Index 2040 Fund
BlackRock LifePath® Index 2045 Fund
BlackRock LifePath® Index 2050 Fund
BlackRock LifePath® Index 2055 Fund
BlackRock LifePath® Index Retirement Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large-Cap Index Fund

BlackRock Funds V	File No. 333-224371 and File No. 811-23339
BlackRock Core Bond Portfolio
BlackRock Credit Strategies Income Fund
BlackRock Emerging Markets Flexible Dynamic Bond Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock U.S. Government Bond Portfolio

BlackRock Mid Cap Dividend Series, Inc.	File No. 033-53887 and File No. 811-07177
BlackRock Mid Cap Dividend Fund

BlackRock Multi-State Municipal Series Trust	File No. 002-99473 and File No. 811-04375
BlackRock New York Municipal Opportunities Fund